LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments
Components of long-term prepayments and other assets as of December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024
Deposits paid to airline suppliers	215	209
Deposits paid to hotel suppliers	117	5
Deposit paid to lessor	50	50
Deposits paid to advertising suppliers	42	7
Other deposit	46	55
Prepayment for acquisition of property and equipment	76	93
Long-term derivative assets	39	—
Others	78	35

Total	663	454